Taxation (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Components of provision for income taxes
Income taxes consist of the following:

(In US$ millions)	2013	2012	2011
Current tax expense:
United Kingdom	—	—	—
Foreign	42.4	39.5	34.4
Total current tax expense	42.4	39.5	34.4
Deferred tax (benefit) expense:
United Kingdom	—	—	—
Foreign	(9.2)	(0.6)	0.3
Total income tax expense	33.2	38.9	34.7

Effective income tax rate reconciliation
he Company's effective income tax rate for each of the years ended on December 31, 2013, 2012 and 2011 differs from the U.K. statutory income tax rate as follows:

	2013	2012	2011
U.K. statutory income tax rate	23.3%	24.5%	26.5%
Non-U.K. taxes	(15.8)%	(12.8)%	(10.4)%
Effective income tax rate	7.4%	11.7%	16.1%

Net deferred tax assets	The net deferred tax assets consist of the following:

(In US$ millions)	2013	2012
Deferred mobilization revenue	0.3	0.6
Net operating losses carry forward	9.5	—
Total deferred tax assets	9.8	0.6